Provisions for employees' benefits - Net of post-employment benefits (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Employee benefits liabilities
Opening balance		$ 20,344,061	$ 20,252,896
Current service cost		76,478	77,373
Past service cost		0	50,489
Interest expense		1,339,175	1,266,506
Actuarial (losses) gains		3,028,709	(84,306)
Benefits paid		(1,278,780)	(1,218,897)
Closing balance		23,509,643	20,344,061
Plan assets
Opening balance		12,352,511	12,474,408
Return on assets		801,282	780,664
Contributions to funds		83,071	21,971
Benefits paid		(975,636)	(868,975)
Actuarial (losses) gains		451,625	(55,557)
Closing balance		12,712,853	12,352,511
Net post-employment benefits liability		10,796,790	7,991,550
Pension and pension bonds [Member]
Employee benefits liabilities
Opening balance	[1]	14,131,943	14,147,464
Current service cost	[1]	0	0
Past service cost	[1]	0	0
Interest expense	[1]	920,622	888,583
Actuarial (losses) gains	[1]	1,755,300	(56,655)
Benefits paid	[1]	(891,393)	(847,449)
Closing balance	[1]	15,916,472	14,131,943
Plan assets
Opening balance	[1]	12,348,557	12,471,163
Return on assets	[1]	801,065	780,494
Contributions to funds	[1]	0	0
Benefits paid	[1]	(891,393)	(847,449)
Actuarial (losses) gains	[1]	451,609	(55,651)
Closing balance	[1]	12,709,838	12,348,557
Net post-employment benefits liability	[1]	3,206,634	1,783,386
Healthcare and education [Member]
Employee benefits liabilities
Opening balance		6,212,118	6,105,432
Current service cost		76,478	77,373
Past service cost		0	50,489
Interest expense		418,553	377,923
Actuarial (losses) gains		1,273,409	(27,651)
Benefits paid		(387,387)	(371,448)
Closing balance		7,593,171	6,212,118
Plan assets
Opening balance		3,954	3,245
Return on assets		217	170
Contributions to funds		83,071	21,971
Benefits paid		(84,243)	(21,526)
Actuarial (losses) gains		16	94
Closing balance		3,015	3,954
Net post-employment benefits liability		$ 7,590,156	$ 6,208,164

[1]	There is no cost for the pension and pension plans service, due to the fact that the beneficiaries were retired as of July 31, 2010.